Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
Net loss	$ (95,401)	$ (69,604)
Adjustments for non-cash items:
Depreciation and amortization	138,779	136,753
Unrealized foreign exchange gain	(1,796)	(9,146)
Deferred tax (benefit) / expense	(3,305)	8,294
Interest expense, net	6,558	10,160
Share-based compensation	40,208	18,916
Other (income) / expense, net	(1,286)	488
Impairment expense on goodwill and other assets	223	1,295
Allowance for credit losses and other	27,943	17,333
Loss / (gain) on disposal of subsidiary and other assets, net	1,127	(450)
Non-cash lease expense	4,721	4,601
Movements in working capital:
Accounts receivable, net	(53,313)	(13,951)
Prepaid expenses and other current assets	(4,950)	(11,534)
Accounts payable and other liabilities	30,939	(1,073)
Income tax payable / receivable	(1,274)	(17)
Net cash flows provided by operating activities	89,173	92,065
Cash flows in investing activities
Purchase of property, plant & equipment	(1,290)	(7,144)
Purchase of merchant portfolios	(8,324)	(8,514)
Other intangible asset expenditures	(51,692)	(46,980)
Disposal of subsidiary	0	1,948
Cash inflow from merchant reserves	8,925	2,920
Cash outflow from merchant reserves	(8,287)	(7,163)
Receipts under derivative financial instruments	706	2,511
Contingent consideration received	807	0
Other investing activities	0	163
Net cash flows used in investing activities	(59,155)	(62,259)
Cash flows from financing activities
Repurchases of shares withheld for taxes	(5,622)	(9,614)
Proceeds from employee share purchase plan	678	648
Purchase of treasury shares	(13,028)	(29,998)
Settlement funds - merchants and customers, net	(43,905)	(159,254)
Proceeds from loans and borrowings	104,965	61,323
Repayments of loans and borrowings	(176,041)	(30,387)
Proceeds under line of credit	418,000	426,000
Repayments under line of credit	(426,000)	(418,000)
Contingent consideration paid	0	(7,319)
Other financing activities	0	300
Net cash flows used in financing activities	(140,953)	(166,301)
Effect of foreign exchange rate changes	(24,379)	116,531
Decrease in cash and cash equivalents, including customer accounts and other restricted cash during the period	(135,314)	(19,964)
Cash and cash equivalents, including customer accounts and other restricted cash at beginning of the period	1,345,288	1,298,579
Cash and cash equivalents at end of the period, including customer accounts and other restricted cash	1,209,974	1,278,615
Supplemental cash flow disclosures:
Cash paid for interest	62,854	58,062
Cash paid for income taxes, net	19,452	18,087
Cash and cash equivalents	226,162	266,082
Customer accounts and other restricted cash	983,812	1,012,533
Total cash and cash equivalents, including customer accounts and other restricted cash	$ 1,209,974	$ 1,278,615